Intangible Assets, Net (Details) - Schedule of Future Estimated Amortization Expense of Intangible Assets	Dec. 31, 2023 USD ($)
Schedule of Future Estimated Amortization Expense of Intangible Assets [Abstract]
2024	$ 17,772
2025	9,600
2026	1,117
Total	$ 28,489